Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 15	[1]		$ 140,838	$ 1,688	$ (133,917)	$ 10,715	$ 152,325	$ 171,664
Beginning balance, shares at Dec. 31, 2020		152,130,300	[1]
Foreign currency translation adjustment			[1]					2,831	980	3,811
Changes in post-employment and termination benefits			[1]					(533)	(355)	(888)
Appropriations to statutory reserve			[1]			4,968	(4,968)
Net loss			[1]				(29,910)		(32,642)	(62,552)
Ending balance, value at Dec. 31, 2021		$ 15	[1]		140,838	6,656	(168,795)	13,013	120,308	112,035
Ending balance, shares at Dec. 31, 2021		152,130,300	[1]
Foreign currency translation adjustment			[1]					(5,610)	(1,112)	(6,722)
Changes in post-employment and termination benefits			[1]					(340)	(227)	(567)
Net loss			[1]				(77,256)		(34,262)	(111,518)
Issuance of warrants			[1]		22,900					22,900
Ending balance, value at Dec. 31, 2022		$ 15	[1]		163,738	6,656	(246,051)	7,063	84,707	16,128
Ending balance, shares at Dec. 31, 2022		152,130,300	[1]
Foreign currency translation adjustment			[1]					(233)	129	(104)
Changes in post-employment and termination benefits			[1]					(730)	(486)	(1,216)
Net loss			[1]				(68,111)		(30,390)	(98,501)
Impact from adoption of ASU 2016-13			[1]				(73)			(73)
Effect of reverse recapitalization, net of costs		$ 1	[1]		70					71
Effect of reverse recapitalization net of costs, shares	[1]	5,703,246
Conversion of rights to ordinary shares upon the reverse recapitalization			[1],[2]
Conversion of rights to ordinary shares upon the reverse recapitalization, shares	[1]	1,803,625
Treasury Stock purchase			[1]	$ (500)						(500)
Treasury Stock purchase, shares				(47,541)
Shares issued to JWAC officers and directors	[3]		[1],[2]		3,021					3,021
Shares issued to JWAC officers and directors, shares	[1]	300,000
Shares issued to Greentree	[4]		[1],[2]		1,000					1,000
Shares issued to Greentree, shares	[1]	200,000
Shares issued to Chijet Motor directors	[5]		[1],[2]		200					200
Shares issued to Chijet Motor directors, shares	[1]	20,000
Exercise of warrants			[1],[2]		1,100					1,100
Exercise of warrants, shares	[1]	550,000
Ending balance, value at Dec. 31, 2023		$ 16	[1]	$ (500)	$ 169,129	$ 6,656	$ (314,235)	$ 6,100	$ 53,960	$ (78,874)
Ending balance, shares at Dec. 31, 2023		160,707,171	[1]	(47,541)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).
[2]	Less than $1000.
[3]	Issuance of 300,000 shares of JWAC Common Stock to JWAC’s officers and directors and exchanged for the equivalent number of Chijet Motor Ordinary Shares following the closing of the business combination with JWAC as discussed in Note 1(b).
[4]	Issuance of 200,000 shares of Chijet Motor Ordinary Shares to Greentree due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree as discussed in Note 1(b).
[5]	Issuance of Chijet Motor Ordinary Shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Note1(b), 22(d).